4. Disposition of SPI China (Details - Statement of operation) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss from discontinued operations, net of tax	$ (6,122)	$ (64,445)	$ (118,939)
Discontinued Operations [Member] | SPI China [Member]
Net sales	4,681	5,945	25,597
Cost of goods sold	2,027	6,235	18,763
Provision for losses on contracts	0	0	18
Gross profit (loss)	2,654	(290)	6,816
General and administrative	2,904	8,391	20,523
Sales, marketing and customer service	887	4,796	25,992
Provision for doubtful accounts, notes and other receivable	195	7,485	23,359
Impairment charges on goodwill and intangible assets	0	205	0
Impairment charges on property, plant and equipment	0	3,755	12,602
Impairment charges on project assets	0	3,354	742
Impairment charges on finance lease receivable	0	23,967	32,028
Total operating expense	3,986	51,953	115,246
Total other income (expense), net	4,790	(12,188)	10,779
Loss from discontinued operations before income tax	(6,122)	(64,431)	(119,209)
Income tax expense (benefit)	0	14	(270)
Loss from discontinued operations, net of tax	$ (6,122)	$ (64,445)	$ (118,939)